Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ (34)	$ (3)	$ (155)	$ (31)
Movement of expected credit losses on assets measured at FVOCI	(4)	(30)	(12)	(24)
Movement on marketable securities through OCI	$ (38)	$ (33)	$ (167)	$ (55)